Naming of Issuing Entity	Check if Registered	Name of Originator1(a)	Total Assets in ABS by Originator			Assets That Were Subject of Demand2(a)			Assets That Were Repurchased or Replaced3(a)			Assets Pending Repurchase or Replacement (within cure period)4(a)			Demand in Dispute5(a)			Demand Withdrawn6(a)			Demand Rejected7(a)
			(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)	(#)	($)8(a)	(%)
Issuing Entities with Demands for Repurchase or Replacement
Residential mortgages - Non-Prime
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FF1 0001385134	X	First Franklin Financial Corporation	9,898	2,033,910,274.94	100.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	233	45,561,731.27	16.21%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A1 0001385131	X	First National Bank of Arizona	616	160,789,720.40	19.80%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	643,416.00	0.69%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A2 0001389455	X	First National Bank of Arizona	638	171,928,664.70	19.51%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	1,382,160.76	1.47%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR3 0001402968	X	GMAC Mortgage, LLC	564	184,593,809.04	46.88%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	201,006.13	0.30%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR4 0001406781	X	GMAC Mortgage, LLC	663	225,950,140.85	63.96%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	6	1,930,276.77	4.24%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-WMC1 0001353236	X	WMC Mortgage Corp.	6,436	1,265,639,167.74	100.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	1,152,867.18	1.32%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	Aegis Mortgage Corporation	783	128,506,377.19	10.85%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	625,055.55	0.49%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	First NLC Financial Services LLC	2,918	508,697,714.87	42.96%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	56	9,941,810.96	7.86%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	First Street	98	25,295,137.33	2.14%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	18	3,788,239.33	3.00%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	Meritage Mortgage Corporation	211	35,215,388.25	2.97%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	17	2,265,150.27	1.79%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	NovaStar Mortgage, Inc.	157	27,955,397.04	2.36%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	8	1,659,293.13	1.31%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	People's Choice Home Loans, Inc.	996	231,663,933.03	19.57%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	151	31,831,857.48	25.18%	0	0.00	0.00%	0	0.00	0.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE1 0001385130	X	ResMAE Mortgage Corporation	149	19,497,012.98	1.65%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	4	745,553.48	0.59%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC3 0001340125	X	Unknown				0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	214,472.00	0.38%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Allied Home Mortgage Capital Corporation	6	899,359.16	0.21%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	406,087.31	0.78%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Altivus Financial	11	2,152,937.90	0.51%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	1,025,413.25	1.97%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Ameritrust Mortgage Company, LLC	16	3,168,645.46	0.75%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	1,288,323.76	2.47%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	BayRock Mortgage Corp.	135	28,121,357.57	6.62%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	82	18,130,789.17	34.82%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Cherry Creek Mortgage	10	2,755,800.81	0.65%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	6	1,796,621.02	3.45%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Choice Capital	31	4,749,166.73	1.12%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	13	2,463,657.40	4.73%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Columbia Equities, LTD	12	4,877,730.49	1.15%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	6	2,052,576.15	3.94%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	FMF Capital LLC	276	45,219,557.13	10.64%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	157	26,820,081.20	51.50%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	First Bank Mortgage	25	6,636,749.00	1.56%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	14	3,722,769.31	7.15%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	First Greensboro Home Equity, Inc.	38	6,178,531.62	1.45%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	13	2,395,301.60	4.60%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	First Horizon Home Loan Corp.	61	13,613,298.26	3.20%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	20	4,008,712.12	7.70%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Home Loan Corporation	17	4,663,631.10	1.10%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	6	1,565,846.49	3.01%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	MILA, Inc.	2	169,613.54	0.04%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	85,000.00	0.16%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	MLSG, Inc.	19	4,817,838.93	1.13%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	9	2,462,861.54	4.73%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Mandalay Mortgage, Inc.	38	11,060,499.39	2.60%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	26	7,440,071.42	14.29%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Merchantile Mortgage	39	8,028,977.56	1.89%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	21	4,263,253.78	8.19%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	MortgageIT, Inc.	35	8,502,643.04	2.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	10	3,631,528.41	6.97%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	National City Mortgage Co.	157	26,813,570.98	6.31%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	40	7,837,821.70	15.05%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Oak Street Mortgage, LLC	93	14,654,807.35	3.45%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	18	4,086,044.91	7.85%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Right-Away Mortgage, Inc.	49	14,210,626.28	3.34%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	32	9,217,044.66	17.70%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Sherwood Mortgage Group, Inc.	1	168,056.19	0.04%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	168,300.00	0.32%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Sierra Pacific Mortgage Corporation	1	192,000.00	0.05%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	188,832.69	0.36%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	South Star Funding LLC.	4	386,968.90	0.09%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	1	80,000.00	0.15%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Sunset Mortgage Company, LP	10	1,944,361.29	0.46%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	5	1,128,012.84	2.17%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	U.S. Bank Home Mortgage	43	5,226,411.71	1.23%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	6	725,536.56	1.39%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB3 0001374562	X	Wilmington National Finance, Inc.	798	204,753,742.23	48.18%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	337	84,995,571.36	163.22%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	FMF Capital LLC	152	25,721,976.08	3.26%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	6	750,297.24	1.31%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Harbourton Mortgage Investment Corporation	75	12,305,452.00	1.56%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	299,548.30	0.52%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Home Loan Corporation	519	66,563,626.56	8.43%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	15	1,766,631.81	3.08%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MILA, Inc.	1,679	193,588,578.31	24.50%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	57	4,680,787.35	8.15%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MLSG, Inc.	22	5,428,269.66	0.69%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	2	346,239.44	0.60%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Mirabella Mortgage Company	142	18,592,982.82	2.35%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	7	953,005.97	1.66%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	MortgageIT, Inc.	1,452	234,778,047.24	29.72%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	37	3,415,958.61	5.95%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	National City Mortgage Co.	110	18,131,656.53	2.30%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	664,423.19	1.16%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Sierra Pacific Mortgage Corporation	52	7,924,909.92	1.00%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	3	495,299.03	0.86%	0	0.00	0.00%	0	0.00	0.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC2 0001357703	X	Wilmington Finance, Inc.	1,038	180,439,044.89	22.84%	0	0.00	0.00%	0	0.00	0.00%	0	0.00	0.00%	13	1,911,357.48	3.33%	0	0.00	0.00%	0	0.00	0.00%
Residential mortgages – Non-Prime Subtotal*			31,295			0			0			0			659			838			0
Residential mortgages – Non-Prime Subtotal*			31,295	6,207,084,164.99		0	0.00		0	0.00		0	0.00		659	117,226,438.73		838	191,986,058.65		0	0.00

Issuing Entities with No Demands for Repurchase or Replacement9(a)
Residential mortgages - Other/Combined
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 1988-W					100.00%
Residential mortgages - Non-Prime
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-CB3 0001248641	X		1,981	296,690,767.70	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB2 0001283616	X		1,956	418,640,997.02	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB6 0001302637	X		3,090	459,286,539.97	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-CB8 0001313763	X		3,684	547,530,755.88	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-CB3 0001329684	X		2,379	417,458,657.91	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-CB6 0001340315	X		3,150	498,791,422.83	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-CB4 0001366173	X		2,520	520,639,704.25	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-CB8 0001378276	X		2,628	571,697,969.78	100.00%
C-BASS MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-CB4 0001395012	X		2,533	497,856,173.78	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-1 0001392868	X		10,755	2,234,527,127.07	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-2 0001395007	X		10,106	2,002,131,979.10	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-3 0001398697	X		9,233	1,888,495,810.98	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-4 0001402720	X		7,567	1,600,000,024.20	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-5 0001407137	X		3,126	795,445,095.67	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-6 0001417205	X		161	26,238,160.89	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-A 0001395008	X		5,004	282,128,069.11	100.00%
MERRILL LYNCH FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-H1 0001413718	X		3,665	893,417,459.71	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FF1 000121964	X		6,083	1,336,341,999.60	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FFC 0001312879	X		8,048	397,867,022.83	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FF12 0001349082	X		9,194	1,965,600,096.16	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FF6 0001328725	X		4,930	1,103,272,170.86	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FFH1 0001328796	X		3,220	550,000,106.17	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FF18 0001382369	X		12,140	2,402,708,323.41	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FF2 0001389459	X		12,821	2,600,256,200.65	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FFA 0001385135	X		9,262	499,661,412.30	100.00%
FIRST FRANKLIN MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-FFC 0001392867	X		15,508	855,877,212.46	100.00%
FIELDSTONE MORTGAGE INVESTMENT TRUST, SERIES 2004-4 0001304851	X		4,624	879,604,054.16	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-A3 0001395011	X		1,596	487,784,779.61	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-AF1 0001398961	X		1,838	693,258,990.36	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-F1 0001389458	X		1,771	444,904,297.48	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR1 0001391449	X		1,252	428,979,193.24	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR2 0001392904	X		1,679	611,879,991.86	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-OAR5 0001416072	X		1,359	564,765,703.01	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 1994-G			7,977	174,876,424.00	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 1999-H1 0001081317	X		3,412	251,929,210.00	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-AFC1 0001166761	X		6,693	376,336,708.00	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-HE1 0001209003	X		5,692	783,179,495.78	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-NC1 0001174396	X		1,342	199,625,553.94	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-HE1			1,765	237,650,916.37	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-OPT1 0001271531	X		6,767	1,052,527,309.29	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC1 0001222424	X		4,838	792,060,542.37	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC2 0001225791	X		4,637	756,897,316.33	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-WMC3 0001261841	X		5,435	897,875,490.65	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-FM1 0001300342	X		2,075	353,225,665.55	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-HE1 0001298150	X		1,915	305,532,692.44	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-HE2 0001306563	X		3,075	511,034,204.29	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-OPT1 0001306304	X		4,526	728,927,783.46	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-SL1 0001296487	X		5,669	205,021,858.50	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-SL2 0001307263	X		5,054	190,004,875.86	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC1 0001278941	X		4,967	837,959,970.30	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC2 0001286160	X		5,166	874,470,489.89	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC3 0001290069	X		8,449	1,403,966,260.94	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC4 0001293655	X		7,729	1,305,921,361.01	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-WMC5 0001307262	X		12,893	2,328,550,139.49	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AR1 0001340116	X		5,253	1,108,280,467.26	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-FM1 0001337519	X		4,613	901,907,017.87	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-HE1 0001324403	X		2,400	417,335,576.00	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-HE3 0001348113	X		3,315	863,594,801.30	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NC1 0001316272	X		6,006	1,010,863,600.59	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NCA 0001337533	X		4,274	244,749,252.03	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-NCB 0001345623	X		4,648	247,934,336.10	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SD1 0001341929	X		1,326	115,363,605.66	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL1 0001320258	X		14,880	569,769,757.89	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL2 0001331580	X		11,505	472,638,618.53	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-SL3 0001344079	X		8,126	375,991,444.85	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-WMC1 0001315624	X		10,434	1,852,807,586.11	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-WMC2 0001328797	X		4,432	780,437,985.97	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A1 0001357994	X		1,346	668,539,580.30	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-A2 0001360975	X		1,190	348,838,110.31	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF3 0001364545	X		1,587	558,850,113.91	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF4 0001370873	X		1,128	387,790,299.90	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF1 0001375541	X		1,963	668,222,557.17	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-AF2 0001378483	X		1,941	675,532,936.39	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AHL1 0001368111	X		1,937	429,661,760.40	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AR1 0001360673	X		3,269	678,821,101.44	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FF1 0001379644	X		15,079	2,375,911,774.81	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-FM1 0001368077	X		1,991	439,401,070.56	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE1 0001352502	X		4,825	781,325,635.33	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE2 0001358888	X		3,478	569,982,363.13	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE3 0001366775	X		2,956	552,381,272.66	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE4 0001370357	X		3,112	501,792,412.98	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE5 0001374556	X		7,090	1,376,307,736.29	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-HE6 0001382370	X		5,774	949,336,454.38	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-MLN1 0001375791	X		4,290	819,593,841.31	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-OPT1 0001374563	X		4,271	906,994,028.64	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM1 0001356932	X		3,050	517,795,728.05	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM2 0001364542	X		5,903	991,244,256.59	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM3 0001367768	X		4,383	777,950,774.80	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM4 0001374555	X		3,145	575,264,263.75	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-RM5 0001378278	X		2,944	535,628,315.67	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SD1 0001374164	X		1,301	165,560,296.00	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SL1 0001351148	X		8,571	401,279,298.96	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-SL2 0001371913	X		5,040	249,716,798.49	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-WMC2 0001357862	X		6,561	1,234,682,960.13	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-HE2 0001389456	X		5,987	1,213,248,398.83	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-HE3 0001395009	X		3,645	668,937,131.00	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-MLN1 0001392927	X		6,283	1,396,358,497.62	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-SD1 0001389457	X		2,433	383,044,109.65	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 2007-SL1 0001385132	X		4,773	284,784,503.06	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED SECURITIES, SERIES 20010-NP1A			592	144,592,622.00	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-1 0001307438	X		2,567	417,636,408.46	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-1 0001317959	X		2,440	393,122,758.13	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-2 0001323419	X		7,300	1,176,156,894.96	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-3 0001343097	X		3,840	690,639,862.35	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-4 0001342868	X		4,378	866,008,360.04	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-5 0001347957	X		2,866	465,328,742.33	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-1 0001351468	X		3,175	724,995,990.11	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-2 0001355694	X		3,100	585,992,346.04	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-3 0001359464	X		3,174	575,302,558.95	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-4 0001367577	X		4,361	806,348,249.41	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-5 0001370409	X		2,839	471,399,413.43	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-6 0001374560	X		2,594	427,912,658.68	100.00%
OWNIT MORTGAGE LOAN TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-7 0001378277	X		3,953	685,334,867.37	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC1 0001225011	X		1,658	244,000,377.43	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC2 0001248636	X		1,957	284,235,684.70	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC3 0001264394	X		2,686	370,382,193.94	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-BC4 0001274134	X		2,751	425,003,954.02	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-AA1 0001307189	X		905	190,822,455.92	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC1 0001285106	X		3,355	525,008,837.25	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC2 0001295183	X		4,047	575,029,168.58	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC3 0001307196	X		4,419	650,002,380.24	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-BC4 0001312704	X		5,167	750,001,304.69	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB1 0001327109	X		1,561	270,000,226.51	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB2 0001338731	X		1,673	330,851,760.34	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-AB3 0001347897	X		1,594	315,001,646.63	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC1 0001319962	X		5,351	785,589,879.47	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC2 0001327613	X		6,290	840,001,419.26	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-BC4 0001347448	X		8,684	1,240,004,126.43	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB1 0001354710	X		2,506	475,002,389.71	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-AB2 0001364482	X		1,997	399,999,469.08	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC1 0001353802	X		10,339	1,500,000,388.19	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC3 0001367353	X		5,084	850,005,700.93	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC4 0001374564	X		6,517	1,100,000,096.20	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-BC5 0001379641	X		4,560	865,000,390.30	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-AB1 0001392869	X		1,435	350,000,517.25	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-BC1 0001385133	X		4,782	825,001,683.15	100.00%
SPECIALTY UNDERWRITING AND RESIDENTIAL FINANCE TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2007-BC2 0001395010	X		2,100	390,000,561.73	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2002-2HE 0001257673	X		879	172,772,757.59	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-4HE 0001268747	X		1,468	236,806,282.72	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-5SL 0001268747	X		3,235	133,109,685.61	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2003-8HE 0001274589	X		1,525	268,868,534.01	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-11HE 0001304576	X		1,308	270,148,642.96	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-22SL 0001312703	X		5,362	265,005,791.26	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-3HE 0001288861	X		1,172	244,995,922.23	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2004-5HE 0001295668	X		1,906	324,987,695.58	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-10HE 0001334649	X		2,462	276,035,204.92	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-12AL 0001337709	X		1,665	315,010,838.00	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-14HE 0001338841	X		1,854	325,001,344.98	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-16HE 0001341934	X		2,517	550,720,739.22	100.00%
TERWIN MORTGAGE TRUST ASSET-BACKED CERTIFICATES, SERIES TMTS 2005-6HE 0001324384	X		1,797	350,020,474.88	100.00%
Residential mortgages - Prime
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-A 0001221468	X		4,119	1,628,037,496.34	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-B 0001224368	X		2,801	1,074,841,359.42	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-C 0001287083	X		2,552	1,004,952,622.98	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-D 0001257270	X		2,852	1,024,596,109.98	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-E 0001261425	X		2,684	1,005,518,594.87	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-F 0001264603	X		3,354	1,325,078,169.22	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-G 0001272978	X		2,690	1,000,000,177.69	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2003-H 0001274136	X		1,989	750,000,973.46	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-1 0001310131	X		1,426	612,025,532.68	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-A 0001284422	X		3,572	1,400,004,947.71	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-B 0001292105	X		2,897	1,000,003,352.91	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-C 0001295083	X		2,310	900,006,454.34	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-D 0001301649	X		2,682	1,000,001,358.22	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-E 0001303974	X		3,150	1,100,001,138.84	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-F 0001309757	X		2,831	1,000,012,589.06	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-G 0001312848	X		1,284	485,000,698.13	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2004-HB1 0001298854	X		2,054	500,001,016.19	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-1 0001325515	X		899	407,048,448.47	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-2 0001337873	X		2,378	1,220,525,429.03	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-3 0001343097	X		2,436	1,178,985,742.59	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-A 0001319119	X		1,439	550,001,261.74	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2005-B 0001328853	X		1,250	500,005,684.70	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-1 0001354650	X		826	476,561,871.02	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-2 0001360855	X		945	634,771,628.22	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2006-3 0001374561	X		828	537,919,897.55	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-1 0001392868	X		706	462,223,039.39	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-2 0001398696	X		586	416,548,325.64	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES MLCC 2007-3 0001409615	X		390	293,596,172.98	100.00%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-1 0001390978	X		904	453,680,469.66	100.00%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-2 0001392004	X		1,054	645,969,567.67	100.00%
MERRILL LYNCH MORTGAGE BACKED SECURITIES TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES 2007-3 0001402967	X		813	304,840,443.18	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2002-A3			1,076	468,090,397.66	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A1 0001220307	X		1,027	427,500,171.79	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A2 0001225288	X		1,756	803,894,571.54	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A3 0001237223	X		813	353,901,154.96	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A4 0001257793	X		1,494	655,087,974.65	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A5 0001264956	X		1,286	549,169,468.02	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2003-A6 0001268732	X		758	322,414,970.88	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A1 0001281979	X		1,375	604,180,564.24	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A2 0001301782	X		1,162	436,345,701.31	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A3 0001301762	X		763	388,340,131.00	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2004-A4 0001307231	X		793	500,550,730.59	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A1 0001316306	X		1,258	559,198,792.69	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A10 0001347796	X		1,724	781,839,263.93	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A2 0001318473	X		1,614	988,900,952.41	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A3 0001328521	X		1,142	317,707,145.39	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A4 0001329097	X		1,239	502,099,538.58	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A5 0001331818	X		1,191	730,706,296.52	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A6 0001337440	X		3,162	963,361,417.91	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A7 0001340245	X		814	463,360,704.12	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A8 0001344467	X		5,184	1,012,683,744.79	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2005-A9 0001347833	X		2,047	927,442,200.45	100.00%
MERRILL LYNCH MORTGAGE INVESTORS TRUST MORTGAGE LOAN ASSET-BACKED CERTIFICATES, SERIES 2006-F1 0001360862	X		455	226,864,853.79	100.00%

Totals*			31,295			0			0			0			659			838			0
Totals*			31,295	6,207,084,164.99		0	0.00		0	0.00		0	0.00		659	117,226,438.73		838	191,986,058.65		0	0.00

Name of Issuing Entity	Check if Registered	Name of Originator1b	Total Assets in ABS by Originator			Assets That Were Subject of Demand2b			Assets That Were Repurchased or Replaced3b			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute4b			Demand Withdrawn5b			Demand Rejected6b
			(#)	($)8(b)	(%)	(#)	($)8(b)	(%)	(#)	($)8(b)	(%)	(#)	($)8(b)	(%)	(#)	($)8(b)	(%)	(#)	($)8(b)	(%)	(#)	($)8(b)	(%)
Commercial mortgages

Issuing Entities with No Demands for Repurchase or Replacement7b
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-C1			159	647219456
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-WFPB			1	873436032
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-WFPD			1	434345984
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1996-C2			300	1138310784
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1997-C1 0001040772	X		219	840787840
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1997-C2 0001052935	X		147	686342912
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C1 0001060802	X		105	747242368
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-C3 0001075172	X		139	638408576
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 1998-CAN1			32	182083232
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2001-HRPA			1	259828144
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2002-MW1 0001176178	X		101	1082600704
Merrill Lynch Mortgage Trust Series 2002-FED			1	25000000
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2003-KEY1 0001268822	X		79	1076546944
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-MKB1 0001287083	X		72	979850304
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2004-KEY2 0001186308	X		115	1115140352
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2004-C2			81	52399820
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-MKB2 0001320550	X		86	1137261440
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-GN1 0001071460	X		1	94229696
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-CIP1 0001335233	X		135	2056750336
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-CKI1 0001344666	X		169	3073749504
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2005-LC1 0001346319	X		142	1546256000
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-1 0001351420	X		152	2141833088
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C1 0001360571	X		244	2489838592
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-2 0001362916	X		191	1841447808
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2006-C2 0001369017	X		126	1542696576
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-3 0001371096	X		211	2425021952
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4 0001379882	X		279	4522708992
Mezz Cap Commercial Mortgage Trust 2006-C4 Commercial Mortgage Pass-Through Certificates Series 2006-C4			146	88930888
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-5 0001390192	X		333	4417019904
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-6 0001391668	X		144	2145926400
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-7 0001398853	X		326	2787902720
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-8 0001408514	X		218	2435364608
ML-CFC Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-9 0001415828	X		246	2809835264
Mezz Cap Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2007-C5			86	56328892
Merrill Lynch Mortgage Investors, Inc. Commercial Mortgage Pass-Through Certificates, Series 2008-C1 0001432961	X		92	948772160

All total*			0			0			0			0			0			0			0
All total*				0			0			0			0			0			0			0

Totals combined for Commercial and Residential*			31,295			0			0			0			659			838			0
Totals combined for Commercial and Residential*				6,207,084,164.99			0.00			0.00			0.00			117,226,438.73			191,986,058.65			0.00

MERRILL LYNCH MORTGAGE INVESTORS, INC.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

Residential Mortgages

1(a) The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2(a) Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3(a) Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4(a) Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6(a) Includes assets for which any of the following situations apply as of the end of the reporting period:
(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand; or
(b)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7(a) Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8(a)  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9(a) Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.

Commercial Mortgages

1(b)  The originator is the party identified by the securitizer using the same methodology as the securitizer would use to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.
2(b)  Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and, if applicable, prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS 15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS 15G.
In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction who might reasonably be expected to have received repurchase requests (such parties, “Demand Entities”), (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.   In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010. It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.
3(b)   Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
4(b)   Includes assets for which any of the following situations apply as of the end of the reporting period:
(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;
(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or
(c) The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
5(b)   Includes assets for which the party demanding the repurchase or replacement of such asset has agreed to rescind its demand.
If applicable, the demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.
6(b)   Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.
7(b)   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

8(b)   An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased, or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any asset no longer part of the pool assets at the end of the reporting period, as zero.